Investors' Deposit	12 Months Ended
Jun. 30, 2022
Statistical Disclosure for Banks [Abstract]
INVESTORS' DEPOSIT

11. INVESTORS’ DEPOSIT

The balance of RMB118,796 represents the investors’ uninvested cash balances temporarily deposited in the Group’s bank account. These cash balances were under the custody and supervision of the designated financial institution as required by China Securities Regulatory Commission, for the purpose of preventing misuse of investors’ funds.